SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 85.8%

Alabama - 0.5%

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	440,670

Stadium Trace Village Improvement District Rev.	460,000	3.63	3/1/36	376,349

				817,019

Alaska - 0.3%

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,15]	250,000	5.50	N/A	275

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,498

AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	282,525

				533,298

Arizona - 0.4%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	6.75	7/1/30	45,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	100,000	5.50	7/1/31	6,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	7.75	7/1/50	45,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	200,000	6.00	7/1/51	12,000

AZ Industrial Dev. Auth. Rev. (Mirabella ST ASU Proj.) 1, [4]	165,000	4.70	10/1/28	146,198

Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	359,303

				613,501

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	465,000	2.00	9/1/38	360,524

California - 3.8%

CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	513,325

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	330,114

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	215,192

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	315,510

CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	344,460

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	660,055

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	311,133

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,238,479

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	469,680

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	4.35	6/1/39	432,390

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	400,524

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	636,924

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	625,400

				6,493,186

Colorado - 3.0%

Baseline Metropolitan District No. 1 G.O.	280,000	5.00	12/1/51	253,854

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,523

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	500,260

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	362,308

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	282,673

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	850,000	5.00	5/15/58	519,936

CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	653,757

Crossroads Metropolitan District No. 1 G.O.	500,000	6.50	12/1/51	489,565

Reunion Metropolitan District Rev.	576,230	3.63	12/1/44	435,802

Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	496,755

DECEMBER 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Tree Farm Metropolitan District G.O. [4]	500,000	4.50	12/1/41	451,930

Windler Public Improvement Auth. Rev.	500,000	4.00	12/1/41	351,775

				5,049,138

Connecticut - 0.2%

Stamford Hsg. Auth. Rev. (Dogwoods Proj.) [4]	350,000	11.00	12/1/27	381,315

District of Columbia - 0.6%

Metropolitan Washington Airports Auth. Aviation Rev.	1,000,000	5.25	10/1/48	1,085,630

Florida - 16.8%

Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	355,190

Ave Maria Stewardship Community District Special Assessment (Phase 4 Master IMPT Proj.) [4]	500,000	5.50	5/1/53	496,870

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	103,470

Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	180,125

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	55,000

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	197,500

CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	396,840

Cobblestone Community Dev. District Special Assessment [4]	630,000	4.20	5/1/42	554,494

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [2,4,5]	186,423	7.25	5/15/26	5,966

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	559,270	8.13	5/15/44	17,897

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	486,370

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	320,188

FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) [4]	650,000	7.38	1/1/49	653,809

FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	457,130

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	790,000	5.05	7/1/47	819,356

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	705,000	2.75	7/1/50	524,640

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,355,000	2.30	1/1/52	939,178

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.75	1/1/54	515,710

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	6.25	1/1/54	1,126,750

FRERC Community Dev. District Special Assessment	965,000	5.38	11/1/40	908,374

Gramercy Farms Community Dev. District Special Assessment [6]	240,000	3.24	5/1/39	124,800

Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	502,679

Hacienda North Community Dev. District Special Assessment	500,000	6.30	5/1/43	528,835

Harbor Bay Community Dev. District Special Assessment	280,000	4.10	5/1/48	230,241

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	204,238

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	4.00	5/1/52	394,145

Lakes of Sarasota Community Dev. District Special Assessment	205,000	3.88	5/1/31	198,069

Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	486,250

Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	217,202

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	100,000	4.25	5/1/25	99,980

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	520,000	3.75	5/1/40	438,604

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	510,011

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	303,807

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	402,912

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	324,022

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	416,130

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	301,710

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	485,000	3.75	5/1/40	411,721

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	371,057

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	321,923

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	220,000	4.50	5/1/49	194,280

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	553,210

Laurel Road Community Dev. District Special Assessment	510,000	3.13	5/1/31	439,120

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	304,899

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	150,648

Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	164,837

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	192,962

New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2

North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	245,000	4.20	5/1/35	230,008

North River Ranch Improvement Stewardship District Special Assessment Rev.	500,000	5.75	5/1/33	504,435

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	6.80	5/1/35	250,055

North River Ranch Improvement Stewardship District Special Assessment Rev.	500,000	6.50	5/1/44	525,285

Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	250,878

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	553,020

Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	516,265

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	566,840

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	307,675

Palm Coast Park Community Dev. District Special Assessment	500,000	4.00	5/1/52	394,145

Palm Coast Park Community Dev. District Special Assessment Rev.	275,000	5.40	5/1/43	276,400

Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	372,890

Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	213,254

Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	501,900

Poitras East Community Dev. District Special Assessment	335,000	5.25	5/1/52	332,045

River Landing Community Dev. District Special Assessment	275,000	4.25	11/1/35	254,642

Rolling Hills Community Dev. District Special Assessment	250,000	3.65	5/1/32	229,792

Sawyers Landing Community Dev. District Special Assessment Rev.	500,000	4.13	5/1/41	396,430

Sawyers Landing Community Dev. District Special Assessment Rev.	750,000	4.25	5/1/53	563,175

Southern Groves Community Dev. District No. 5 Special Assessment	280,000	4.00	5/1/48	229,026

Sunbridge Stewardship District Special Assessment (Weslyn Park Proj.)	350,000	5.20	5/1/42	344,288

Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1

Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	104,122

Tradition Community Dev. District No. 9 Special Assessment	645,000	4.00	5/1/52	508,034

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	303,210

Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	214,893

Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	189,765

Viera Stewardship District Special Assessment	300,000	5.50	5/1/54	299,973

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	513,845

Windward at Lakewood Ranch Community Dev. District Special Assessment	350,000	4.25	5/1/52	288,166

Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	241,920

Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	69,300

				28,448,828

Georgia - 1.7%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	357,301

Fulton Co. Dev. Auth. Rev. (Piedmont Healthcare Inc. Proj.)	850,000	5.00	7/1/44	853,153

DECEMBER 31, 2023	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	529,205

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	583,360

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	525,125

				2,848,144

Idaho - 0.5%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	93,103

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	244,986

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	4.00	10/1/33	204,293

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	346,075

				888,457

Illinois - 3.7%

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	499,535

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	539,530

IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	226,250

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,096,490

IL Fin. Auth. Rev. (Lifespace Communities)	1,000,000	5.00	5/15/45	786,370

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	654,970

IL Hsg. Dev. Auth. Rev.	750,000	4.75	10/1/48	771,780

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,007,260

Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	480,250

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) 2, [15]	313,173	7.00	N/A	250,538

				6,312,973

Indiana - 0.4%

IN Finance Auth. Rev. (BHI Senior Living)	500,000	4.00	11/15/41	441,895

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	263,622

				705,517

Iowa - 1.3%

IA Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	7/1/53	534,215

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	434,796

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	750,000	5.00	5/15/48	572,160

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	307,675

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	319,139

				2,167,985

Kentucky - 0.4%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	644,730

Louisiana - 2.7%

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	10/1/53	531,170

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	282,778

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	500,000	5.75	6/1/54	546,430

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	500,650

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	316,794

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	427,435

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	200,000	5.50	11/1/39	208,402

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	410,000	4.00	11/1/44	358,738

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	390,000	4.40	11/1/44	368,593

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	715,000	4.00	11/1/46	620,913

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	495,000	4.48	2/15/36	464,107

				4,626,010

Maryland - 0.2%

MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	383,575

Massachusetts - 1.2%

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	392,020

MA Education Finance Auth. Education Rev.	55,000	2.63	7/1/36	53,970

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	704,570

MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	841,527

				1,992,087

Michigan - 4.6%

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	292,815

MI Finance Auth. Rev. (Holly Academy Proj.)	400,000	3.00	12/1/31	345,624

MI Finance Auth. Rev. (Madison Academy Proj.)	255,000	4.25	12/1/39	201,628

MI Hsg. Dev. Auth. Rev.	500,000	4.90	12/1/48	513,065

MI Hsg. Dev. Auth. Rev.	210,000	3.15	6/1/50	196,058

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,463,140

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,398,655

MI Hsg. Dev. Auth. Rev.	1,000,000	4.95	12/1/53	1,018,350

MI Hsg. Dev. Auth. Rev.	500,000	5.75	6/1/54	541,555

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	175,000	6.35	11/1/28	175,147

MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	349,791

Universal Academy Michigan Public School Rev.	350,000	4.00	12/1/40	307,794

				7,803,622

Minnesota - 0.2%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	278,374

Mississippi - 0.7%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	900,000	4.55	11/1/39	899,937

MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	400,000	3.63	11/1/36	364,324

				1,264,261

Missouri - 2.2%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	185,000	3.50	11/1/40	170,146

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	118,010	2.00	11/15/46	5,510

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.)	264,421	5.00	11/15/46	187,297

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	804,510

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.00	11/1/48	1,031,240

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	316,062

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	239,026

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.70	11/1/53	1,014,280

				3,768,071

Montana - 0.5%

MT Board of Housing Single Family Rev.	415,000	2.40	12/1/45	297,829

MT Board of Housing Single Family Rev.	500,000	4.55	6/1/52	502,820

				800,649

Nebraska - 0.0%

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	17,015

DECEMBER 31, 2023	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Nevada - 1.0%

Las Vegas NV Special Improvement District No 817 Summerlin Village 29 Special Assessment	300,000	6.00	6/1/48	311,781

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	554,632

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.50	10/1/48	502,140

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	350,604

				1,719,157

New Jersey - 2.0%

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	980,000	4.50	10/1/42	1,001,638

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	735,000	2.30	10/1/46	506,077

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	285,000	4.50	10/1/48	288,628

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	795,000	2.45	10/1/50	568,767

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	4.80	10/1/53	1,019,040

				3,384,150

New Mexico - 1.7%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	2.70	9/1/47	276,347

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	700,000	3.35	7/1/49	613,473

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	445,000	3.00	7/1/50	392,908

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	365,231

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	600,000	2.63	7/1/51	433,080

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	2.80	9/1/52	731,559

				2,812,598

New York - 6.1%

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,291

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	301,047

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	294,000

New York Transportation Dev. Corp. Rev. (AGM Insured)	300,000	5.50	6/30/44	330,885

NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	610,000	4.00	1/1/30	559,120

NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	305,247

NY State Mortgage Agency Homeowner Mortgage Rev.	580,000	2.20	4/1/36	496,555

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	4.70	10/1/38	1,035,730

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	727,050

NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	708,824

NY State Mortgage Agency Homeowner Mortgage Rev.	975,000	3.30	10/1/47	856,147

NY State Mortgage Agency Homeowner Mortgage Rev.	1,500,000	4.80	10/1/48	1,533,045

NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	1,182,139

NY State Mortgage Agency Homeowner Mortgage Rev.	600,000	4.90	10/1/53	613,026

Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	3.60	7/1/29	335,237

Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	5.00	7/1/46	294,560

Western Regional Off-Track Betting Corp. Rev. [4]	500,000	4.13	12/1/41	380,630

				10,303,533

North Carolina - 1.6%

Mecklenburg Co. Rev. (Little Rock Apts)	475,000	5.38	1/1/36	476,097

NC Education Assistance Auth. Senior Bond-Student Loan Rev.	55,000	3.13	6/1/39	52,105

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.00	7/1/46	526,760

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	650,000	3.63	7/1/49	553,475

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	6.00	7/1/53	539,300

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NC Medical Care Comm. Rev. (Deerfield Episcopal Retirement)	500,000	5.00	11/1/37	514,075

				2,661,812

North Dakota - 0.7%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	702,861

ND Housing Finance Agency Rev.	500,000	5.10	7/1/48	517,305

				1,220,166

Ohio - 4.0%

Cleveland-Cuyahoga County Port Auth. Rev. (Cleveland Museum of Natural History Proj.)	500,000	4.00	7/1/46	495,880

Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	795,000	4.00	5/15/49	746,974

Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) 2, [4,5]	250,000	6.50	12/1/37	72,500

OH Housing Finance Agency Rev.	1,800,000	2.45	9/1/51	1,247,328

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,475,000	2.85	9/1/46	1,115,543

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	480,000	4.55	9/1/47	485,309

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,435,000	5.10	9/1/47	1,515,489

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	965,000	2.75	9/1/51	695,977

OH Housing Finance Agency Rev. (Middletown Phase Two Proj.) [4]	500,000	6.25	3/1/26	505,345

				6,880,345

Oregon - 0.8%

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	369,155

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	719,290

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	280,000	3.75	7/1/48	258,342

				1,346,787

Pennsylvania - 1.9%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	460,000	4.46	10/1/34	422,423

PA Higher Educational Assistance Agy. Rev.	400,000	2.63	6/1/42	356,296

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	1,050,390

PA Hsg. Finance Agency Rev.	500,000	6.25	10/1/53	553,355

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	357,588

West Cornwall Township Municipal Auth. Rev. (Lebanon Valley Brethren Home Proj.)	525,000	4.00	11/15/46	415,674

				3,155,726

South Carolina - 1.7%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	309,033

SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	367,800

SC Jobs-Economic Dev. Auth. Rev. (River Academy Proj.) [4]	325,000	7.00	6/15/43	332,410

SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	515,380

SC State Hsg. Finance & Dev. Auth. Rev.	450,000	3.05	7/1/45	375,727

SC State Hsg. Finance & Dev. Auth. Rev.	1,000,000	4.95	7/1/53	1,020,490

				2,920,840

South Dakota - 0.5%

SD Housing Dev. Auth. Rev.	1,000,000	2.50	11/1/42	789,750

Tennessee - 3.2%

Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [2,4,5]	500,000	6.50	6/1/27	55,000

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	668,950

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	304,653

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	18

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	79

DECEMBER 31, 2023	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	840,000	2.55	1/1/45	628,446

TN Hsg. Dev. Agency Rev.	1,485,000	2.38	7/1/46	1,043,702

TN Hsg. Dev. Agency Rev.	395,000	2.55	7/1/46	289,314

TN Hsg. Dev. Agency Rev.	500,000	4.70	7/1/48	511,330

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	753,360

TN Hsg. Dev. Agency Rev.	990,000	2.50	7/1/51	657,093

TN Hsg. Dev. Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.35	7/1/48	530,175

				5,442,136

Texas - 8.7%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	479,213

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	856,720

Dallas Special Tax (Fair Park Venue Proj.) 1, [4]	250,000	6.25	8/15/53	253,840

Edinburg Economic Dev. Corp. Rev.	225,000	3.00	8/15/31	196,515

Houston Airport System Rev. (AGM Insured)	1,000,000	5.25	7/1/48	1,087,620

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) 2, [5,15]	260,000	4.00	N/A	117,000

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) 2, [5]	460,000	4.00	7/1/26	207,000

New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	461,890

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	519,871	2.00	11/15/61	195,534

New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	300,000	5.00	8/15/39	301,680

New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	670,000	5.00	8/15/51	639,528

New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	279,797

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	533,715

New Hope Cultural Education Facs. Finance Corp. Rev. (Westminster Proj.)	500,000	4.00	11/1/49	427,250

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	5.50	10/1/27	485,330

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	6.50	10/1/33	492,510

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	112,200

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	1,000,000	4.88	3/1/53	1,019,650

TX Department of Housing & Community Affairs (GNMA Collateralized)	305,000	4.13	9/1/38	300,596

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	413,095

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	693,834

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,353,835

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	3/1/50	394,465

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	792,795

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,586,760

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,058,520

				14,740,892

Utah - 2.0%

Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	377,630

Jordanelle Ridge Public Infrastructure District No. 2 G.O. [4]	500,000	7.75	3/1/54	507,585

Military Installation Dev. Auth. Rev.	400,000	4.00	6/1/41	321,620

Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	739,640

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	515,000	3.50	12/15/31	437,446

UT Hospital Auth. Rev. (IHC Health Services, Inc.)	500,000	5.00	5/15/45	501,830

UT Hsg. Corp. Single Family Mtg. Rev.	5,000	5.75	1/1/33	5,008

8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.00	1/1/54	516,260

				3,407,019

Virginia - 0.6%

Botetourt Co. Glebe Inc. Rev.	500,000	6.00	7/1/44	500,450

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	320,000	6.25	9/1/30	328,061

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	250,000	6.50	9/1/43	266,205

				1,094,716

Washington - 0.7%

Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	309,774

Seattle Hsg. Auth. Rev. (Lam Bow Apartments Proj.)	500,000	2.38	6/1/41	382,485

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	445,690

				1,137,949

West Virginia - 0.8%

WV Hsg. Dev. Fund Rev.	750,000	4.55	11/1/48	757,237

WV Hsg. Dev. Fund Rev.	945,000	2.50	11/1/51	677,934

				1,435,171

Wisconsin - 1.7%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	508,770

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	513,990

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	280,743

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) 2, [4,5]	750,000	6.25	11/1/28	412,500

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	413

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	377

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	355

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	332

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	304

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	315

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4,5]	446,246	3.75	7/1/51	252,615

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	291

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	272

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	254

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	237

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	222

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	23,656	5.50	7/1/56	12,984

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	208

DECEMBER 31, 2023	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	193

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	182

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	170

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	158

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	148

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	138

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	131

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	122

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	111

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	5.00	1/1/67	36

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	1,306

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	225,000

WI Public Finance Auth. Rev. (Searstone CCRC Project) [4]	750,000	3.00	6/1/28	697,447

				2,910,444

Total Municipal Bonds (Cost: $182,964,370)				145,647,100

	Quantity

Investment Companies - 4.9%

BlackRock Municipal Income Fund, Inc. (MUI)	32,166			374,412

BlackRock MuniHoldings Fund, Inc. (MHD)	33,512			399,128

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	30,464			305,249

BlackRock MuniYield Quality Fund III, Inc. (MYI)	43,083			501,486

DWS Municipal Income Trust (KTF)	76,592			680,903

DWS Strategic Municipal Income Trust (KSM)	29,351			253,886

Invesco Advantage Municipal Income Trust II (VKI)	55,874			472,135

Invesco Municipal Opportunity Trust (VMO)	62,240			598,127

Invesco Municipal Trust (VKQ)	67,772			645,867

Invesco Pennsylvania Value Municipal Income Trust (VPV)	31,500			315,000

Invesco Quality Municipal Income Trust (IQI)	78,114			742,864

Invesco Trust for Investment Grade Municipals (VGM)	56,447			558,261

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	32,623			385,604

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	100,639			1,107,029

10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Nuveen Quality Municipal Income Fund (NAD)	81,295	930,828

Total Investment Companies (cost: $10,428,542)		8,270,779

Total Investments in Securities - 90.7% (cost: $193,392,912)		153,917,879

Other Assets and Liabilities, net - 9.3%		15,741,681

Net Assets - 100.0%		$169,659,560

[1]

Variable rate security. Rate disclosed is as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2023 was $2,523,486 and represented 1.5% of net assets.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2023 was $19,828,209 and represented 11.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2023 was $2,378,753 and represented 1.4% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2023 was $711,657 and represented 0.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2023 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury Long Bond	38	March 2024	(4,747,625)	(358,564)
U.S. Treasury 2-Year	62	March 2024	(12,766,672)	(132,994)
U.S. Treasury 5-Year	112	March 2024	(12,182,625)	(282,178)
U.S. Treasury 10-Year	188	March 2024	(21,223,439)	(717,607)

				(1,491,343)

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2023.

A summary of the levels for the Fund’s investments as of December 31, 2023 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	145,647,100	—	145,647,100
Investment Companies	8,270,779	—	—	8,270,779
Total:	8,270,779	145,647,100	—	153,917,879
Liabilities
Futures	(1,491,343)	—	—	(1,491,343)

DECEMBER 31, 2023	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Tax-Free Income Fund (Continued)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

12